Investment securities - Net Realized and Unrealized Investment (Losses) Gains (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Realized and Unrealized Investment (Losses) Gains
Gross realized gains	$ 99.3	$ 42.3	$ 24.4
Gross realized (losses)	(42.6)	(40.0)	(51.6)
Net realized gains (losses) on investments	56.7	2.3	(27.2)
Net unrealized investment gains (losses)	80.6	(23.2)	(10.5)
Net realized and unrealized investment gains (losses) on investments	137.3	(20.9)	(37.7)
Realized gains (losses) due to foreign currency	50.4	17.3	(19.1)
Unrealized gains (losses) due to foreign currency	(5.7)	35.7	(51.7)
Total unrealized investment gains (losses) - Level 3 investments	15.9	(2.1)	(0.7)
Fixed maturity investments
Net Realized and Unrealized Investment (Losses) Gains
Net realized gains (losses) on investments	33.7	3.6	(19.1)
Net unrealized investment gains (losses)	24.1	14.1	(41.3)
Total unrealized investment gains (losses) - Level 3 investments	0.0	(6.1)	(0.2)
Equity securities
Net Realized and Unrealized Investment (Losses) Gains
Net realized gains (losses) on investments	9.4	(6.4)	0.1
Net unrealized investment gains (losses)	51.4	(51.1)	25.2
Total unrealized investment gains (losses) - Level 3 investments	0.0	0.0	0.1
Short-term investments
Net Realized and Unrealized Investment (Losses) Gains
Net realized gains (losses) on investments	14.8	0.0	0.0
Net unrealized investment gains (losses)	(5.2)	0.0	0.0
Derivative instruments
Net Realized and Unrealized Investment (Losses) Gains
Net realized gains (losses) on investments	(2.5)	0.0	0.0
Net unrealized investment gains (losses)	(0.5)	0.0	0.0
Other long-term investments
Net Realized and Unrealized Investment (Losses) Gains
Net realized gains (losses) on investments	1.3	5.1	(8.2)
Net unrealized investment gains (losses)	10.8	13.8	5.6
Total unrealized investment gains (losses) - Level 3 investments	$ 15.9	$ 4.0	$ (0.6)